Owners' Capital/Partners' Equity	12 Months Ended
Dec. 31, 2018
Owners' Capital/Partners' Equity
Owners' Capital/Partners' Equity

5. Owners' Capital/Partners' Equity

        As of January 1, 2016, the capital of each of the subsidiaries consisted of 12,000 authorized common shares with a par value of $1 per share, all of which have been issued and are outstanding, resulting in a total share capital of $72. Each share was entitled to one vote.

        Capital contributions represent capital contributed by the owner of each subsidiary in excess of par value to fund working capital and shipyard installments and capital contributed through contributed services.

        The reconciliation of owners' capital is as follows:

	Share capital	Contributed surplus	Cash flow hedging reserve	Retained earnings	Total Owners' capital
Balance as of January 1, 2016	72	191,329	(2,527)	10,280	199,154

Capital contributions	—	120,097	—	—	120,097
Profit attributable to GasLog's operations	—	—	—	22,439	22,439
Other comprehensive income attributable to GasLog's operations	—	—	2,527	—	2,527

Total comprehensive income attributable to GasLog's operations	—	—	2,527	22,439	24,966
Net contribution to the Partnership	(12)	(60,660)	—	(6,234)	(66,906)

Balance as of December 31, 2016	60	250,766	—	26,485	277,311

Capital contributions	—	12,000	—	—	12,000
Profit attributable to GasLog's operations	—	—	—	40,628	40,628

Total comprehensive income attributable to GasLog's operations	—	—	—	40,628	40,628
Net contribution to the Partnership	(36)	(137,817)	—	(36,532)	(174,385)

Balance as of December 31, 2017	24	124,949	—	30,581	155,554

Profit attributable to GasLog's operations	—	—	—	12,916	12,916

Total comprehensive income attributable to GasLog's operations	—	—	—	12,916	12,916
Net contribution to the Partnership	(24)	(124,949)	—	(43,497)	(168,470)

Balance as of December 31, 2018	—	—	—	—	—

        On August 5, 2016, GasLog Partners completed an equity offering of 2,750,000 common units at a public offering price of $19.50 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $52,299. In connection with the offering, the Partnership issued 56,122 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,094.

        On January 27, 2017, GasLog Partners completed an equity offering of 3,750,000 common units at a public offering price of $20.50 per unit. In addition, the option to purchase additional units was partially exercised by the underwriter on February 24, 2017, resulting in 120,000 additional units being sold at the same price. The aggregate net proceeds from this offering, including the partial exercise by the underwriter of the option to purchase additional units, after deducting underwriting discounts and other offering expenses, were $78,197. In connection with the offering, the Partnership also issued 78,980 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,619.

        On May 15, 2017, GasLog Partners completed a public offering of 5,750,000 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Series A Preference Units"), including 750,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Series A Preference Units, liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $138,804. The Series A Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR A".

        On May 16, 2017, GasLog Partners commenced an "at-the-market" common equity offering programme ("ATM Programme") under which the Partnership may, from time to time, raise equity through the issuance and sale of new common units having an aggregate offering price of up to $100,000 in accordance with the terms of an equity distribution agreement, entered into on the same date. Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Credit Suisse Securities (USA) LLC and Morgan Stanley & Co. LLC have agreed to act as sales agents. On November 3, 2017, the Partnership entered into the Amended and Restated Equity Distribution Agreement to increase the size of the ATM Programme to $144,040 and include UBS Securities LLC as a sales agent.

        From establishment of the ATM Programme through December 31, 2017, GasLog Partners had issued and received payment for 2,737,405 common units at a weighted average price of $22.97 per common unit for total net proceeds, after deducting fees and other expenses, of $61,224. In connection with the issuance of common units under the ATM Programme during this period, the Partnership also issued 55,866 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,283.

        Additionally, on May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

        On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Series B Preference Units"), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Series B Preference Units, liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Series B Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR B".

        On April 3, 2018, GasLog Partners issued 33,998 common units in connection with the vesting of 16,999 Restricted Common Units ("RCUs") and 16,999 Performance Common Units ("PCUs") under its 2015 Long-Term Incentive Plan (the "2015 Plan") at a price of $23.55 per unit. Subsequently, on April 26, 2018, in connection with the acquisition of GAS-fourteen Ltd., the entity that owns and charters the GasLog Gibraltar, GasLog Partners issued 1,858,975 common units to GasLog at a price of $24.21 per unit. In connection with these common equity issuances and in order for GasLog to retain its 2.0% general partner interest, GasLog Partners also issued 38,632 general partner units to GasLog, for net proceeds of $935. On November 15, 2018, GasLog Partners completed a public offering of 4,000,000 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Series C Preference Units, and together with the Series A Preference Units and Series B Preference Units, the "Preference Units"), liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $96,307. The Series C Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR C".

        Under the Partnership's ATM Programme, in the year ended December 31, 2018, GasLog Partners issued and received payment for 2,553,899 common units at a weighted average price of $23.72 per common unit for total net proceeds, after deducting fees and other expenses, of $60,013. In connection with the issuance of common units under the ATM Programme during this year, the Partnership also issued 52,121 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,236.

        As of December 31, 2018, the Partnership's capital consisted of 45,448,993 outstanding common units, 927,532 outstanding general partner units and 14,350,000 Preference Units.

Cash distributions

        The Partnership's cash distributions for the years ended December 31, 2016, 2017 and 2018 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 27, 2016	Common	$0.478	February 12, 2016	15,710
April 27, 2016	Common	$0.478	May 13, 2016	15,712
July 27, 2016	Common	$0.478	August 12, 2016	17,077
October 26, 2016	Common	$0.478	November 11, 2016	17,078

Total				$65,577

January 26, 2017	Common	$0.49	February 10, 2017	19,549
April 26, 2017	Common	$0.50	May 12, 2017	20,121
July 26, 2017	Common	$0.51	August 11, 2017	21,001
July 26, 2017	Preference (Series A)	$0.71875	September 15, 2017	4,132
October 25, 2017	Common	$0.5175	November 10, 2017	22,377
November 16, 2017	Preference (Series A)	$0.5390625	December 15, 2017	3,100

Total				$90,280

January 30, 2018	Common	$0.5235	February 14, 2018	22,845
February 8, 2018	Preference (Series A)	$0.5390625	March 15, 2018	3,100
February 8, 2018	Preference (Series B)	$0.33028	March 15, 2018	1,519
April 26, 2018	Common	$0.53	May 11, 2018	24,272
May 11, 2018	Preference (Series A)	$0.5390625	June 15, 2018	3,100
May 11, 2018	Preference (Series B)	$0.5125	June 15, 2018	2,357
July 25, 2018	Common	$0.53	August 10, 2018	24,272
July 25, 2018	Preference (Series A)	$0.5390625	September 17, 2018	3,100
July 25, 2018	Preference (Series B)	$0.5125	September 17, 2018	2,357
October 24, 2018	Common	$0.53	November 9, 2018	25,716
November 15, 2018	Preference (Series A)	$0.5390625	December 17, 2018	3,100
November 15, 2018	Preference (Series B)	$0.5125	December 17, 2018	2,356

Total				$118,094

Voting Rights

        The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a "unit majority" require the approval of a majority of the outstanding common units voting as a single class.

        In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

        Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, to preserve the Partnership's ability to claim an exemption from U.S. federal income tax under Section 883 of the Code, if at any time any person or group owns beneficially more than 4.9% of any class or series of units then outstanding, any units beneficially owned by that person or group in excess of 4.9% may not be voted on any matter and will not be considered to be outstanding when sending notices of a meeting of limited partners, calculating required votes (except for purposes of nominating a person for election to the board of directors), determining the presence of a quorum or for other similar purposes under the Partnership Agreement, unless otherwise required by law. Effectively, this means that the voting rights of any such unitholders in excess of 4.9% will be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of all classes of units entitled to vote. The general partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limitation except with respect to voting their common units in the election of the elected directors. This loss of voting rights does not apply to the preference units.

        The Partnership holds a meeting of the limited partners every year to elect one or more members of the board of directors and to vote on any other matters that are properly brought before the meeting. The general partner retains the right to appoint four of the directors.

        Preference unitholders generally have no voting rights. However, the consent of at least two thirds of the outstanding preference units, voting as a single class, is required prior to any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership's board of directors if and whenever distributions payable are in arrears for six or more quarterly periods, whether or not consecutive. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

        The Partnership Agreement provides that the general partner initially will be entitled to 2.0% of all distributions that the Partnership makes prior to its liquidation. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its 2.0% general partner interest if the Partnership issues additional units. The general partner's 2.0% interest, and the percentage of the Partnership's cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its 2.0% general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its 2.0% general partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units.

Incentive Distribution Rights

        IDRs represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the payment of preference unit distributions and after the minimum quarterly distribution and the target distribution levels have been achieved. Since completion of the IPO, GasLog has held 100% of the IDRs. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement. Except for transfers of incentive distribution rights to an affiliate or another entity as part of a merger or consolidation with or into, or sale of substantially all of the assets to, such entity, the approval of a majority of the Partnership's common units (excluding common units held by the general partner and its affiliates), voting separately as a class, is generally required for a transfer of the IDRs to a third party prior to March 31, 2019. Any transfer by GasLog of the IDRs would not change the percentage allocations of quarterly distributions with respect to such right.

        On November 27, 2018, the Partnership Agreement was amended to allow for the substitution of the existing IDRs with a new class of IDRs (the "New IDRs", together with the Old IDRs, the "IDRs") with revised rights to distributions. Pursuant to this amendment, the 48.0% tier of distributions to the New IDRs holders was removed, while the definition of available cash from operating surplus for distribution to the New IDRs holders was revised to exclude any available cash from operating surplus generated from third-party (i.e., non-GasLog) acquisitions, as defined in the agreement. In exchange for the waiving of the aforementioned rights, the Partnership paid $25,000 to GasLog, the holder of the IDRs, sourced from available cash.

        The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

	Marginal Percentage Interest in Distributions
Old IDRs	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

        Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions, was amended, in respect to such rights, as follows:

	Marginal Percentage Interest in Distributions
New IDRs	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%

Subordinated Units

        Since the IPO and until May 16, 2017, GasLog held all of the Partnership's subordinated units. The principal difference between the common units and subordinated units was that in any quarter during the subordination period the subordinated units were entitled to receive the minimum quarterly distribution of $0.375 per unit only after the common units had received the minimum quarterly distribution and arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units did not accrue arrearages. In accordance with the terms of the Partnership Agreement, the subordination period generally would end if the Partnership had earned and paid at least $0.375 on each outstanding common and subordinated unit and the corresponding distribution on the general partner's 2.0% interest for any three consecutive four-quarter periods ending on or after March 31, 2017.

        On May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

Preference Units

        From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be a floating rate equal to the three-month LIBOR plus a spread of 6.31% per annum per $25.00 of liquidation preference per unit of Series A Preference Units.

        From and including the original issue date to, but excluding, March 15, 2023, distributions on the Series B Preference Units will accrue at 8.200% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2023, the distribution rate will be a floating rate equal to three-month LIBOR plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit of Series A Preference Units.

        From and including the original issue date to, but excluding, March 15, 2024, the distribution rate for the Series C Preference Units will accrue at 8.500% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2024, the distribution rate will be a floating rate equal to the three-month LIBOR plus a spread of 5.317% per annum per $25.00 of liquidation preference per unit of Series C Preference Units. The initial distribution on the Series C Preference Units is payable on March 15, 2019.

        The Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A, Series B and Series C Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.